Investment in associated companies (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Percentages of ownership and book value of investments recorded using equity method
The Company has the following investments that are or have been recorded using the equity method for the periods presented in these financial statements:

	December 31, 2013	December 31, 2012	December 31, 2011
SapuraKencana Berhad ("SapuraKencana")	*	*	23.6%
Varia Perdana Sdn Bhd ("Varia Perdana")	—%	49.0%	49.0%
Tioman Drilling Company Sdn Bhd ("Tioman Drilling")	—%	49.0%	49.0%
Archer Ltd ("Archer")	39.9%	39.9%	39.9%
Asia Offshore Drilling Ltd ("AOD")	*	66.2%	33.8%
Sevan Drilling ASA ("Sevan Drilling")	*	28.5%	28.5%
Seabras Sapura Participacoes SA ("Seabras Sapura Participacoes")	50.0%	50.0%	—%
Seabras Sapura Holdco Ltd ("Seabras Sapura Holdco")	50.0%	50.0%	—%
Itaunas Drilling B.V. ("Itaunas Drilling")	30.0%	30.0%	—%
Camburi Drilling B.V. ("Camburi Drilling")	30.0%	30.0%	—%
Sahy Drilling B.V. ("Sahy Drilling")	30.0%	30.0%	—%
* During these periods the relevant investment is no longer accounted for under the equity method

Summarized balance sheet information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2013
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
Archer	594	1,201	476	684
Seabras Sapura Participacoes	12	129	3	112
Seabras Sapura Holdco	—	219	—	219
Itaunas Drilling	1	161	44	108
Camburi Drilling	1	199	95	91
Sahy Drilling	1	155	40	103
Total	609	2,064	658	1,317

	December 31, 2012
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
Varia Perdana	98	154	37	—
Tioman	82	1	61	—
Archer	639	1,945	685	972
AOD	32	141	6	—
Sevan Drilling	133	1,586	266	791
Seabras Sapura Participacoes	—	42	—	—
Seabras Sapura Holdco	—	117	—	117
Itaunas Drilling	5	114	109	—
Camburi Drilling	4	121	113	—
Sahy Drilling	2	109	66	36
Total	995	4,330	1,343	1,916

Summarized statement of operations information of equity method investees
Summarized statement of operations information for the Company's equity method investees is as follows:

	Year ended December 31, 2013
(In US$ millions)	Operating revenues	Net operating income	Net income
Archer	2,041	(438)	(519)
Seabras Sapura Participacoes	—	(2)	(1)
Seabras Sapura Holdco	—	—	(1)
Itaunas Drilling	—	—	—
Camburi Drilling	—	—	—
Sahy Drilling	—	—	—
Total	2,041	(440)	(521)

	Year ended December 31, 2012
(In US$ millions)	Operating revenues	Net operating income	Net income
Varia Perdana	106	85	83
Tioman	157	12	6
Archer	2,191	(322)	(375)
AOD	—	(2)	(2)
Sevan Drilling	173	11	(12)
Seabras Sapura Participacoes	—	—	(1)
Seabras Sapura Holdco	—	—	—
Itaunas Drilling	—	—	—
Camburi Drilling	—	—	—
Sahy Drilling	—	(1)	(1)
Total	2,627	(217)	(302)

	Year ended December 31, 2011
(In US$ millions)	Operating revenues	Net operating income	Net income
SapuraCrest	866	166	147
Varia Perdana	119	96	96
Tioman	190	(2)	(4)
Archer	1,855	(16)	(77)
AOD	—	(4)	(4)
Sevan Drilling	116	8	(50)
Total	3,146	248	108

Recorded equity in the statutory accounts of equity method investees
At the year-end the book values of the Company's investment in associated companies are as follows:

(In US$ millions)	December 31, 2013	December 31, 2012
Tioman	—	7
Varia Perdana	—	108
Archer	8	121
AOD	—	117
Sevan Drilling	—	66
Seabras Sapura Participacoes	12	21
Seabras Sapura Holdco	109	59
Itaunas Drilling	3	3
Camburi Drilling	4	4
Sahy Drilling	4	3
Total	140	509
At year-end the share of recorded equity in the statutory accounts of the Company's associated companies are as follows:

(In US$ millions)	December 31, 2013	December 31, 2012	December 31, 2011
SapuraCrest	—	—	124
Tioman	—	10	5
Varia Perdana	—	105	96
Archer	253	370	514
AOD	—	110	57
Sevan Drilling	—	189	188
Seabras Sapura Participacoes	13	22	—
Seabras Sapura Holdco	—	—	—
Itaunas Drilling	3	3	—
Camburi Drilling	4	4	—
Sahy Drilling	4	3	—
Total	277	816	984